Condensed Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 3,534	$ 6,154
Accounts receivable, net of allowance for credit losses of $429 and $303, respectively	3,190	2,407
Inventories	1,028	1,004
Network financing receivable, current	213	213
Prepaid expenses and other current assets	443	550
Total current assets	8,408	10,328
Network financing receivable	1,025	1,078
Lease right-of-use assets, net	14	28
Net investment in lease	446	483
Other non-current assets	26	26
TOTAL ASSETS	9,919	11,943
Current Liabilities
Deferred revenue current	3,811	2,886
Accounts payable	1,094	1,813
Accrued expenses and other current liabilities	563	495
Operating lease liabilities, current	14	29
Related party debt, current		$ 1,000
Other Liability, Current, Related Party [Extensible Enumeration]		Related party
Total current liabilities	6,459	$ 6,223
Related party debt, net of current		$ 996
Other Liability, Noncurrent, Related Party [Extensible Enumeration]		Related party
Deferred revenue, net of current	293	$ 308
SAFE liability	0	0
TOTAL LIABILITIES	7,640	7,527
Commitments and contingencies (see Note 13)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 100,000 authorized as of March 31, 2026 and December 31, 2025; 0 outstanding as of March 31, 2026 and December 31, 2025
Additional Paid-in Capital	19,034	19,009
Accumulated deficit	(16,755)	(14,593)
Total stockholders' equity	2,279	4,416
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,919	11,943
Related party
Current Liabilities
Related party debt, current	778	804
Related party debt, net of current	$ 446	$ 506
Nonrelated Party
Current Liabilities
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Note payable, current	$ 199	$ 196
Note payable, net of current	$ 442	$ 490